Debt - Long-term Debt (Details) - USD ($) $ in Thousands	7 Months Ended	12 Months Ended		16 Months Ended	19 Months Ended	28 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2019	Aug. 31, 2017
Debt Instrument [Line Items]
Finance leases, less current portion	$ 61		$ 61	$ 61
Less: unamortized discount	(64,491)	$ (57,313)	(64,491)	(64,491)	$ (57,313)	$ (57,313)
Less: unamortized debt issuance costs	(422)	(289)	(422)	(422)	(289)	(289)
Total long-term debt	245,966	263,523	245,966	245,966	263,523	263,523
Less: current portion of long-term debt	0	0	0	0	0	0
Total long-term portion	245,966	263,523	245,966	245,966	$ 263,523	$ 263,523
Paid-in-Kind Interest		$ 15,912	13,502
5.25% Convertible Notes due December 30, 2019
Debt Instrument [Line Items]
Stated interest rate (as a percent)		12.00%			12.00%	12.00%
5.00% / 7.00% Second Lien Notes due August 31, 2022(a)
Debt Instrument [Line Items]
Convertible debt	180,894	$ 193,660	180,894	180,894	$ 193,660	$ 193,660
Paid-in-Kind Interest				15,992		$ 28,991
5.00% / 7.00% Second Lien Notes due August 31, 2022(a) | Minimum
Debt Instrument [Line Items]
Stated interest rate (as a percent)		5.00%			5.00%	5.00%
5.00% / 7.00% Second Lien Notes due August 31, 2022(a) | Maximum
Debt Instrument [Line Items]
Stated interest rate (as a percent)		7.00%			7.00%	7.00%
Less: unvested restricted Notes
Debt Instrument [Line Items]
Less: unvested restricted Second Lien Notes	(1,378)	$ (323)	(1,378)	(1,378)	$ (323)	$ (323)
Line of Credit | Floating rate Revolving A Credit Facility due February 28, 2022
Debt Instrument [Line Items]
Line of credit	108,488	102,000	108,488	108,488	102,000	102,000
Line of Credit | 12.00% Revolving B Credit Facility due February 28, 2022(b)
Debt Instrument [Line Items]
Line of credit	22,875	25,788	22,875	22,875	25,788	25,788
Total long-term debt	22,875	$ 25,788	$ 22,875	$ 22,875	$ 25,788	$ 25,788
Stated interest rate (as a percent)		12.00%			12.00%	12.00%
Paid-in-Kind Interest	$ 1,375	$ 2,913			$ 4,288
A.M. Castle & Co. 2017 Management Incentive Plan | Less: unvested restricted Notes
Debt Instrument [Line Items]
Convertible debt		$ 2,300			$ 2,300	$ 2,300	$ 2,400